LEASES - Disclosure of composition of lease liability balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 6,294	$ 8,150	$ 6,895
Additions during the year		338	2,014
Additions in respect of acquisition			1,696
Disposals			(131)
Interest expenses		330	296
Lease payments		(2,512)	(2,147)
Other changes		(12)	(473)
Current maturities of leases liabilities	2,967	2,145	2,206
Long-term lease liabilities	4,078	4,149	5,944
Balance at December 31		6,294	8,150
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	6,294	8,141	6,769
Additions during the year	1,653	338	2,014
Additions in respect of acquisition	1,519		1,696
Disposals			(131)
Interest expenses	342	330	293
Lease payments	(2,997)	(2,503)	(2,036)
Other changes	234	(12)	(464)
Current maturities of leases liabilities	2,967	2,145	2,197
Long-term lease liabilities	4,078	4,149	5,944
Balance at December 31	7,045	6,294	8,141
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 0	9	126
Additions during the year		0	0
Additions in respect of acquisition			0
Disposals			0
Interest expenses		0	3
Lease payments		(9)	(111)
Other changes		0	(9)
Current maturities of leases liabilities		0	9
Long-term lease liabilities		0	0
Balance at December 31		$ 0	$ 9